Cover Page	Feb. 15, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	CUSTOM TRUCK ONE SOURCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38186
Entity Tax Identification Number	84-2531628
Entity Address, Address Line One	7701 Independence Avenue
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64125
City Area Code	816
Local Phone Number	241-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001709682
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CTOS
Security Exchange Name	NYSE
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Common Stock, $0.0001 par value
Trading Symbol	CTOS.WS
Security Exchange Name	NYSE